OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	NOTE 6:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	December 31,
	2015	2014

Royalties - OCS payable	$655	$827
Commissions to distributors	395	76
Accrued expenses	440	836

	$1,490	$1,739